Expense Example - VIPFundsManager3040Portfolios-ServiceClassandServiceClass2ComboPRO - VIPFundsManager3040Portfolios-ServiceClassandServiceClass2ComboPRO - VIP FundsManager 30% Portfolio	Apr. 07, 2023 USD ($)
VIP FundsManager 30% Portfolio - Service Class
Expense Example:
1 year	$ 60
3 years	220
VIP FundsManager 30% Portfolio - Service Class 2
Expense Example:
1 year	76
3 years	$ 268